Equity (Details) - Schedule of stock options outstanding - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity (Details) - Schedule of stock options outstanding [Line Items]
Options Outstanding, Number Outstanding (in Shares)	1,360,652	1,619,559
Options Outstanding, Weighted-Average Contractual Life in Years	4 years 7 months 9 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 20.67
Options Exercisable, Number Exercisable (in Shares)	1,013,621
Options Exercisable, Weighted-Average Exercise Price	$ 22.25
Options Outstanding, Aggregate intrinsic value (in Dollars)	$ 121,000
Options Exercisable, Aggregate intrinsic value (in Dollars)	$ 90,000
$0.76 - $19.66 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	$ 3.52
Range of Exercise Prices (Upper)	$ 19.61
Options Outstanding, Number Outstanding (in Shares)	523,052
Options Outstanding, Weighted-Average Contractual Life in Years	6 years 8 months 4 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 16.11
Options Exercisable, Number Exercisable (in Shares)	176,021
Options Exercisable, Weighted-Average Exercise Price	$ 16.22
$19.96 - $23.41 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	19.66
Range of Exercise Prices (Upper)	$ 22.28
Options Outstanding, Number Outstanding (in Shares)	584,275
Options Outstanding, Weighted-Average Contractual Life in Years	3 years 6 months 21 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 20.42
Options Exercisable, Number Exercisable (in Shares)	584,275
Options Exercisable, Weighted-Average Exercise Price	$ 20.42
$24.66 - $91.56 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	22.47
Range of Exercise Prices (Upper)	$ 103.36
Options Outstanding, Number Outstanding (in Shares)	253,059
Options Outstanding, Weighted-Average Contractual Life in Years	2 years 9 months
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 30.57
Options Exercisable, Number Exercisable (in Shares)	253,059
Options Exercisable, Weighted-Average Exercise Price	$ 30.57
$103.36 - $120.51 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	114.03
Range of Exercise Prices (Upper)	$ 114.11
Options Outstanding, Number Outstanding (in Shares)	266
Options Outstanding, Weighted-Average Contractual Life in Years	5 months 1 day
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 114.08
Options Exercisable, Number Exercisable (in Shares)	266
Options Exercisable, Weighted-Average Exercise Price	$ 114.08